Summary of Significant Accounting Policies - Impairment of long-lived assets other than goodwill and Advertising expenditures and incentive programs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Summary of Significant Accounting Policies
Impairment of any long-lived assets	¥ 0		¥ 0	¥ 0
Advertising expenditures recognized in sales and marketing expenses	68,474,437	$ 9,380,959	56,415,274	18,921,293
Incentive programs recognized in sales and marketing expenses	¥ 35,843,202	$ 4,910,499	¥ 20,013,537	¥ 31,050,125